American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
June 30, 2020

Strategic Income - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 68.5%
Aerospace and Defense — 0.7%
Boeing Co. (The), 4.51%, 5/1/23	150,000	158,489
Boeing Co. (The), 4.875%, 5/1/25	50,000	54,501
		212,990
Airlines — 0.8%
Delta Air Lines, Inc., 7.375%, 1/15/26	100,000	96,848
Southwest Airlines Co., 4.75%, 5/4/23	150,000	154,987
		251,835
Auto Components — 0.5%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	47,000	47,720
BorgWarner, Inc., 2.65%, 7/1/27	100,000	102,551
		150,271
Automobiles — 1.1%
Ford Motor Co., 8.50%, 4/21/23	100,000	105,937
General Motors Financial Co., Inc., 3.70%, 5/9/23	250,000	257,623
		363,560
Banks — 5.7%
Banco Internacional del Peru SAA Interbank, 4.00%, 7/8/30(1)(2)	200,000	199,900
Bancolombia SA, 3.00%, 1/29/25	200,000	196,208
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	50,000	56,898
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	31,000	32,536
Barclays Bank plc, 5.14%, 10/14/20	100,000	101,094
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	123,000	128,478
Citigroup, Inc., VRN, 3.11%, 4/8/26	70,000	75,184
Citigroup, Inc., VRN, 3.52%, 10/27/28	140,000	154,358
Citigroup, Inc., VRN, 2.57%, 6/3/31	40,000	41,393
Huntington Bancshares, Inc., 2.55%, 2/4/30	80,000	82,782
JPMorgan Chase & Co., VRN, 2.30%, 10/15/25	100,000	104,817
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	100,000	103,573
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	50,000	52,921
Regions Financial Corp., 2.25%, 5/18/25	60,000	62,836
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	200,000	201,965
Wells Fargo & Co., 3.00%, 10/23/26	50,000	54,580
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	30,000	30,499
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	20,000	20,680
Wells Fargo & Co., VRN, 2.19%, 4/30/26	100,000	103,515
		1,804,217
Biotechnology — 1.1%
AbbVie, Inc., 3.60%, 5/14/25	200,000	222,215
AbbVie, Inc., 3.20%, 11/21/29(1)	70,000	78,159
AbbVie, Inc., 4.25%, 11/21/49(1)	30,000	36,121
		336,495
Building Products — 1.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	130,000	122,505
Griffon Corp., 5.75%, 3/1/28	200,000	198,000
Masco Corp., 4.45%, 4/1/25	100,000	113,330
Standard Industries, Inc., 4.75%, 1/15/28(1)	100,000	101,665
		535,500

Capital Markets — 2.8%
Ares Capital Corp., 3.25%, 7/15/25	71,000	68,986
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)	55,000	56,157
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	65,000	66,981
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	164,000	180,022
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	175,000	169,422
LPL Holdings, Inc., 4.625%, 11/15/27(1)	81,000	80,241
Morgan Stanley, VRN, 2.19%, 4/28/26	85,000	88,502
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	185,000	180,932
		891,243
Chemicals — 1.5%
CF Industries, Inc., 4.50%, 12/1/26(1)	86,000	94,836
CF Industries, Inc., 5.15%, 3/15/34	50,000	53,581
Nutrien Ltd., 1.90%, 5/13/23	75,000	77,451
Westlake Chemical Corp., 3.375%, 6/15/30	150,000	153,518
Yara International ASA, 3.15%, 6/4/30(1)	100,000	104,177
		483,563
Commercial Services and Supplies — 0.4%
Covanta Holding Corp., 5.875%, 3/1/24	125,000	126,549
Communications Equipment — 0.5%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	60,000	54,223
CommScope, Inc., 8.25%, 3/1/27(1)	100,000	102,946
		157,169
Construction Materials — 0.8%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	132,000	133,274
Vulcan Materials Co., 3.50%, 6/1/30	100,000	108,727
		242,001
Consumer Finance — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	170,000	178,285
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	80,000	73,246
Synchrony Financial, 2.85%, 7/25/22	200,000	203,503
		455,034
Containers and Packaging — 2.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	196,662
Berry Global, Inc., 5.125%, 7/15/23	200,000	201,769
CCL Industries, Inc., 3.05%, 6/1/30(1)	150,000	153,773
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	155,000	157,045
		709,249
Diversified Financial Services — 0.2%
Voya Financial, Inc., VRN, 5.65%, 5/15/53	50,000	50,462
Diversified Telecommunication Services — 3.4%
AT&T, Inc., 3.00%, 6/30/22	202,000	211,034
AT&T, Inc., 4.05%, 12/15/23	85,000	94,414
AT&T, Inc., 4.45%, 4/1/24	100,000	112,087
AT&T, Inc., 3.80%, 2/15/27	120,000	135,246
AT&T, Inc., 2.30%, 6/1/27	25,000	25,852
AT&T, Inc., 2.75%, 6/1/31	135,000	139,978
Telecom Italia SpA, 5.30%, 5/30/24(1)	200,000	208,877
Verizon Communications, Inc., 4.40%, 11/1/34	130,000	161,712
		1,089,200
Electric Utilities — 1.5%
Commonwealth Edison Co., 3.20%, 11/15/49	10,000	10,856
DPL, Inc., 4.125%, 7/1/25(1)	60,000	60,167
Exelon Generation Co. LLC, 3.25%, 6/1/25	150,000	161,876

IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	100,000	108,750
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	125,000	131,029
		472,678
Electronic Equipment, Instruments and Components — 0.3%
Amphenol Corp., 2.05%, 3/1/25	100,000	104,490
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	27,000	28,250
Entertainment — 0.5%
Netflix, Inc., 4.875%, 4/15/28	150,000	160,635
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	30,000	31,509
American Tower Corp., 3.30%, 2/15/21	60,000	61,023
American Tower Corp., 3.375%, 10/15/26	125,000	139,142
Crown Castle International Corp., 3.30%, 7/1/30	36,000	39,388
Equinix, Inc., 1.25%, 7/15/25	50,000	50,238
Equinix, Inc., 5.875%, 1/15/26	100,000	105,471
Equinix, Inc., 1.80%, 7/15/27	30,000	30,181
Federal Realty Investment Trust, 3.95%, 1/15/24	70,000	74,574
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	40,000	38,145
Healthpeak Properties, Inc., 2.875%, 1/15/31	30,000	30,867
Iron Mountain, Inc., 5.00%, 7/15/28(1)	25,000	24,484
National Retail Properties, Inc., 2.50%, 4/15/30	40,000	38,290
Regency Centers LP, 3.70%, 6/15/30	30,000	32,314
SBA Communications Corp., 3.875%, 2/15/27(1)	85,000	84,763
VEREIT Operating Partnership LP, 3.40%, 1/15/28	67,000	67,514
Welltower, Inc., 2.70%, 2/15/27	40,000	41,599
Welltower, Inc., 2.75%, 1/15/31	60,000	59,831
		949,333
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	184,000	188,440
Food Products — 2.2%
Kraft Heinz Foods Co., 3.00%, 6/1/26	200,000	202,331
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	170,000	176,818
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	150,000	149,781
Post Holdings, Inc., 4.625%, 4/15/30(1)	170,000	167,135
		696,065
Gas Utilities — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	159,061
Health Care Equipment and Supplies — 0.2%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	60,000	62,992
Health Care Providers and Services — 5.6%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	200,000	200,160
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	113,000	113,706
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	150,000	155,973
Centene Corp., 4.625%, 12/15/29	70,000	74,289
CVS Health Corp., 4.30%, 3/25/28	100,000	116,985
DaVita, Inc., 5.125%, 7/15/24	80,000	81,480
DaVita, Inc., 4.625%, 6/1/30(1)	125,000	124,391
HCA, Inc., 3.50%, 9/1/30	150,000	144,624
IQVIA, Inc., 5.00%, 5/15/27(1)	200,000	205,044
LifePoint Health, Inc., 4.375%, 2/15/27(1)	100,000	94,750
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	150,000	150,656
Quest Diagnostics, Inc., 2.80%, 6/30/31	110,000	115,555
Tenet Healthcare Corp., 8.125%, 4/1/22	100,000	105,180

Tenet Healthcare Corp., 4.625%, 6/15/28(1)	80,000	78,574
		1,761,367
Hotels, Restaurants and Leisure — 0.7%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	50,000	49,094
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	75,000	65,363
Marriott International, Inc., 4.625%, 6/15/30	90,000	93,756
		208,213
Household Durables — 2.8%
D.R. Horton, Inc., 2.50%, 10/15/24	150,000	156,762
Lennar Corp., 4.75%, 5/30/25	75,000	80,258
Mattamy Group Corp., 4.625%, 3/1/30(1)	100,000	96,172
MDC Holdings, Inc., 3.85%, 1/15/30	170,000	162,642
PulteGroup, Inc., 5.50%, 3/1/26	75,000	82,013
Toll Brothers Finance Corp., 3.80%, 11/1/29	150,000	151,205
TRI Pointe Group, Inc., 5.70%, 6/15/28	150,000	153,000
		882,052
Household Products — 0.5%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)(2)	150,000	147,520
Independent Power and Renewable Electricity Producers — 0.1%
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	40,000	40,325
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc., 2.75%, 3/1/30	125,000	128,895
Insurance — 2.1%
American International Group, Inc., 4.50%, 7/16/44	60,000	70,086
Athene Global Funding, 2.80%, 5/26/23(1)	60,000	61,239
Athene Global Funding, 2.50%, 1/14/25(1)	165,000	164,885
Athene Global Funding, 2.55%, 6/29/25(1)	80,000	80,122
Brighthouse Financial, Inc., 5.625%, 5/15/30	20,000	22,202
Five Corners Funding Trust II, 2.85%, 5/15/30(1)	110,000	113,570
Lincoln National Corp., 3.40%, 1/15/31	40,000	43,500
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(1)	40,000	41,267
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)	25,000	25,827
Unum Group, 4.50%, 3/15/25	30,000	32,257
		654,955
IT Services — 0.4%
Fiserv, Inc., 2.25%, 6/1/27	40,000	41,886
PayPal Holdings, Inc., 2.30%, 6/1/30	52,000	54,156
Western Union Co. (The), 2.85%, 1/10/25	19,000	19,810
		115,852
Machinery — 0.2%
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	50,000	51,101
Media — 5.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	80,000	82,924
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	77,704
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	45,000	51,214
Comcast Corp., 1.95%, 1/15/31	60,000	61,250
Comcast Corp., 3.20%, 7/15/36	68,000	75,773
CSC Holdings LLC, 6.75%, 11/15/21	75,000	78,939
CSC Holdings LLC, 5.875%, 9/15/22	107,000	112,053
Discovery Communications LLC, 3.95%, 6/15/25	33,000	36,438
Discovery Communications LLC, 3.625%, 5/15/30	20,000	21,919
Gray Television, Inc., 5.125%, 10/15/24(1)	125,000	125,326
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	75,000	75,758
Sirius XM Radio, Inc., 4.125%, 7/1/30(1)	105,000	103,972

Time Warner Cable LLC, 4.00%, 9/1/21	60,000	61,612
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	100,000	117,268
ViacomCBS, Inc., 3.70%, 8/15/24	200,000	217,391
ViacomCBS, Inc., 4.20%, 5/19/32	40,000	44,480
Virgin Media Finance plc, 5.00%, 7/15/30(1)	150,000	147,202
VTR Finance NV, 6.375%, 7/15/28(1)(2)	200,000	206,254
		1,697,477
Metals and Mining — 1.8%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	75,000	75,248
HTA Group Ltd., 7.00%, 12/18/25(1)	200,000	202,991
Novelis Corp., 4.75%, 1/30/30(1)	75,000	71,811
Steel Dynamics, Inc., 3.45%, 4/15/30	100,000	104,725
Teck Resources Ltd., 3.90%, 7/15/30(1)	100,000	99,982
		554,757
Oil, Gas and Consumable Fuels — 6.0%
Aker BP ASA, 3.75%, 1/15/30(1)	150,000	141,407
Diamondback Energy, Inc., 4.75%, 5/31/25	100,000	107,061
Diamondback Energy, Inc., 3.50%, 12/1/29	40,000	38,719
Energy Transfer Operating LP, 3.75%, 5/15/30	100,000	99,017
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	100,000	102,683
Equinor ASA, 3.25%, 11/18/49	60,000	63,862
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	115,000	145,089
Magellan Midstream Partners LP, 3.25%, 6/1/30	100,000	106,146
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	238,556
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	150,000	148,019
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30(1)	100,000	110,631
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	200,000	204,279
Southwestern Energy Co., 4.10%, 3/15/22	75,000	71,859
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	125,000	131,588
Williams Cos., Inc. (The), 4.55%, 6/24/24	75,000	83,264
WPX Energy, Inc., 4.50%, 1/15/30	100,000	88,556
		1,880,736
Pharmaceuticals — 3.1%
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	120,000	121,882
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	130,000	122,556
Elanco Animal Health, Inc., 5.65%, 8/28/28	250,000	278,294
Perrigo Finance UnLtd. Co., 3.15%, 6/15/30	200,000	202,094
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30(2)	200,000	198,392
Upjohn, Inc., 1.65%, 6/22/25(1)	60,000	61,239
		984,457
Professional Services — 0.5%
Jaguar Holding Co. II / PPD Development LP, 5.00%, 6/15/28(1)	140,000	143,588
Road and Rail — 0.6%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	204,500
Semiconductors and Semiconductor Equipment — 1.0%
Analog Devices, Inc., 2.95%, 4/1/25	10,000	10,847
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	16,000	17,101
Broadcom, Inc., 2.25%, 11/15/23(1)	40,000	41,362
Broadcom, Inc., 3.15%, 11/15/25(1)	50,000	53,150
Microchip Technology, Inc., 2.67%, 9/1/23(1)	90,000	92,685
NXP BV / NXP Funding, LLC / NXP USA, Inc., 2.70%, 5/1/25(1)	10,000	10,521
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.15%, 5/1/27(1)	30,000	31,895
QUALCOMM, Inc., 2.15%, 5/20/30	50,000	52,178
		309,739

Software — 0.6%
Infor, Inc., 1.45%, 7/15/23(1)	10,000	10,090
Infor, Inc., 1.75%, 7/15/25(1)	20,000	20,107
NortonLifeLock, Inc., 5.00%, 4/15/25(1)	150,000	153,000
		183,197
Specialty Retail — 0.2%
AutoNation, Inc., 4.75%, 6/1/30	50,000	54,275
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	17,000	17,032
HP, Inc., 2.20%, 6/17/25	100,000	103,462
NCR Corp., 8.125%, 4/15/25(1)	15,000	15,965
Seagate HDD Cayman, 4.125%, 1/15/31(1)	5,000	5,249
		141,708
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	69,832
Trading Companies and Distributors — 0.2%
Air Lease Corp., 3.50%, 1/15/22	75,000	75,799
Transportation Infrastructure — 0.6%
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)(2)	200,000	201,500
Wireless Telecommunication Services — 1.4%
Millicom International Cellular SA, 6.00%, 3/15/25	200,000	206,479
Sprint Corp., 7.625%, 2/15/25	150,000	173,386
T-Mobile USA, Inc., 3.875%, 4/15/30(1)	67,000	74,802
		454,667
TOTAL CORPORATE BONDS (Cost $21,254,141)		21,627,794
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5%
Private Sponsor Collateralized Mortgage Obligations — 4.4%
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	68,774	69,283
Arroyo Mortgage Trust, Series 2020-1, Class A2 SEQ, 2.93%, 3/25/55(1)	150,000	149,992
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.71%, 2/25/35	30,278	29,464
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.94%, 11/25/34	16,831	16,107
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	25,664	25,440
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	21,582	22,343
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.25%, 8/25/34	42,091	40,746
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	17,119	16,938
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.29%, (1-year H15T1Y plus 2.15%), 9/25/35	13,009	12,797
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.48%, 7/25/35	29,647	31,794
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	136,169	139,636
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(1)	84,568	86,473
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.07%, 9/25/35	17,019	16,941
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.19%, 7/25/35	4,999	5,025
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.28%, 11/25/35	34,169	32,652
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(1)	190,998	195,489
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1 SEQ, VRN, 2.80%, 7/25/49(1)	132,674	134,788
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(1)	142,470	141,871
Vista Point Securitization Trust, Series 2020-1, Class A2 SEQ, VRN, 2.77%, 3/25/65(1)	150,000	149,994
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	16,738	16,206
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.85%, 8/25/35	15,572	14,778
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	5,155	5,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.62%, 10/25/36	3,030	2,716

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	10,875	10,248
		1,366,756
U.S. Government Agency Collateralized Mortgage Obligations — 4.1%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 11/25/23	152,319	123,707
FHLMC, Series 2014-DN2, Class M3, VRN, 3.78%, (1-month LIBOR plus 3.60%), 4/25/24	55,000	48,994
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.18%, (1-month LIBOR plus 5.00%), 12/25/28	86,638	90,116
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.08%, (1-month LIBOR plus 3.90%), 4/25/29	175,000	181,915
FHLMC, Series 2018-DNA1, Class M2, VRN, 1.98%, (1-month LIBOR plus 1.80%), 7/25/30	87,870	86,719
FNMA, Series 2014-C02, Class 1M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	67,074	59,243
FNMA, Series 2014-C02, Class 2M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	63,095	56,203
FNMA, Series 2014-C03, Class 1M2, VRN, 3.18%, (1-month LIBOR plus 3.00%), 7/25/24	109,538	96,892
FNMA, Series 2015-C03, Class 1M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 7/25/25	75,479	77,678
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	618,297	107,302
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	502,632	117,490
FNMA, Series 2017-C05, Class 1M2, VRN, 2.38%, (1-month LIBOR plus 2.20%), 1/25/30	86,224	85,183
FNMA, Series 2017-C06, Class 2M2, VRN, 2.98%, (1-month LIBOR plus 2.80%), 2/25/30	110,245	109,328
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	433,303	61,091
		1,301,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,666,118)		2,668,617
ASSET-BACKED SECURITIES — 6.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	24,828
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	39,285	38,977
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	9,821	9,460
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	150,000	151,656
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	3,931	3,907
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	83,942	80,312
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 1.44%, (1-month LIBOR plus 1.25%), 3/17/37(1)	100,000	98,645
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 1.46%, (1-month LIBOR plus 1.28%), 6/17/37(1)	100,000	98,323
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	170,247	155,894
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	18,934	18,959
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	7,611	7,486
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	36,872	35,877
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	49,790	50,641
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	74,861	75,351
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	199,757	202,540
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(1)	149,904	155,124
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	250,000	254,043
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 10/17/36(1)	200,000	204,630
Progress Residential Trust, Series 2020-SFR2, Class B, 2.58%, 6/18/37(1)	100,000	103,375
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	5,648	5,617
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	11,046	11,035
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	3,322	3,323
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)	140,715	132,660
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	100,000	104,679
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	25,982	25,719
TOTAL ASSET-BACKED SECURITIES (Cost $2,062,548)		2,053,061
AFFILIATED FUNDS(3) — 5.0%
Emerging Markets Debt Fund R6 Class (Cost $1,554,360)	156,685	1,582,516
COLLATERALIZED LOAN OBLIGATIONS — 4.6%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 4.38%, (3-month LIBOR plus 2.55%), 1/20/33(1)	150,000	148,359
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 4.64%, (3-month LIBOR plus 2.90%), 1/20/32(1)	150,000	149,978

CBAM Ltd., Series 2018-5A, Class B1, VRN, 2.53%, (3-month LIBOR plus 1.40%), 4/17/31(1)	150,000	140,817
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.11%, (3-month LIBOR plus 0.97%), 4/18/31(1)	250,000	242,405
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 3.23%, (3-month LIBOR plus 2.05%), 4/15/33(1)	150,000	142,412
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 2.82%, (3-month LIBOR plus 1.60%), 1/15/33(1)	150,000	144,330
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(1)	100,000	98,535
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 4.46%, (3-month LIBOR plus 2.55%), 1/15/33(1)	175,000	174,979
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	100,000	100,412
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(1)	125,000	121,148
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,496,075)		1,463,375
PREFERRED STOCKS — 3.4%
Banks — 1.9%
JPMorgan Chase & Co., 4.60%	200,000	178,570
Regions Financial Corp., 5.75%	200,000	206,360
Truist Financial Corp., 4.95%	200,000	205,000
		589,930
Consumer Finance — 0.6%
Discover Financial Services, 6.125%	195,000	200,499
Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., 6.25%	1,400	31,556
Multi-Utilities — 0.5%
Sempra Energy, 4.875%	150,000	150,375
Oil, Gas and Consumable Fuels — 0.3%
BP Capital Markets plc, 4.375%	100,000	101,750
TOTAL PREFERRED STOCKS (Cost $1,063,248)		1,074,110
U.S. TREASURY SECURITIES — 1.3%
U.S. Treasury Notes, 0.125%, 4/30/22	200,000	199,883
U.S. Treasury Notes, 0.25%, 4/15/23	100,000	100,232
U.S. Treasury Notes, 2.625%, 2/15/29	50,000	58,597
U.S. Treasury Notes, 1.625%, 8/15/29(4)	50,000	54,559
TOTAL U.S. TREASURY SECURITIES (Cost $398,849)		413,271
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.3%
Egypt — 0.7%
Egypt Government International Bond, 6.125%, 1/31/22	200,000	205,538
Oman — 0.6%
Oman Government International Bond, 4.125%, 1/17/23	200,000	196,748
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $392,791)		402,286
BANK LOAN OBLIGATIONS(5) — 0.1%
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 3.19%, (1-month LIBOR plus 3.00%), 6/2/25 (Cost $33,049)	32,928	32,096
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $720,271), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $706,437)		706,437
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,333	9,333
TOTAL TEMPORARY CASH INVESTMENTS (Cost $715,770)		715,770
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $31,636,949)		32,032,896
OTHER ASSETS AND LIABILITIES — (1.5)%		(466,190)
TOTAL NET ASSETS — 100.0%		$31,566,706

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,542	USD	14,287	JPMorgan Chase Bank N.A.	9/23/20	$(170)
MXN	170,424	USD	7,690	Morgan Stanley	9/23/20	(356)
						$(526)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	13	September 2020	$1,300,000	$1,634,648	$4,541

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,354,249, which represented 39.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $32,990.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	21,627,794	—
Collateralized Mortgage Obligations	—	2,668,617	—
Asset-Backed Securities	—	2,053,061	—
Affiliated Funds	1,582,516	—	—
Collateralized Loan Obligations	—	1,463,375	—
Preferred Stocks	31,556	1,042,554	—
U.S. Treasury Securities	—	413,271	—
Sovereign Governments and Agencies	—	402,286	—
Bank Loan Obligations	—	32,096	—
Temporary Cash Investments	9,333	706,437	—
	1,623,405	30,409,491	—
Other Financial Instruments
Futures Contracts	4,541	—	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	526	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended June 30, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,407	$14	—	$162	$1,583	157	—	$14
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.